Expenses By Nature (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Additional Information of Expenses	Items included in our cost of sales and SG&A for the years indicated are set forth below:

	Year ended December 31
	2021	2022	2023
Employee-related costs	$819.4	$955.8	$1,028.7
SBC expense included in above employee-related costs	33.4	51.0	55.6
Freight and transportation costs	142.5	186.1	144.0
Depreciation expense (i)	100.8	104.6	120.8
Rental expense (i)	2.4	3.0	2.1
(i)    The amortization of ROU assets is included in depreciation expense. See note 7. We expense the costs of low-value and short-term leases in our consolidated statement of operations on a straight-line basis as rental expense. See note 11 for disclosure of these lease expenses.